Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Inventories

	12.31.2022	12.31.2021
Raw materials	995.1	822.7
Work in process	687.7	524.7
Spare parts	445.6	474.3
Finished goods (i)	55.4	54.2
Held by third parties	79.2	79.3
Advances to suppliers	33.8	30.8
Inventory in transit	116.6	80.0
Consumption materials	47.4	43.5
Used aircraft	—	28.4

	2,460.8	2,137.9
Loss on adjustment to fair value (ii)	(5.7)	(1.0)
Loss due to obsolescence (iii)	(126.1)	(150.9)

	(131.8)	(151.9)

	2,329.0	1,986.0

Summary of Provision Recorded for Adjustment to Realizable Value
(ii)	Changes in the provision for adjustments to the realizable value of work in process, finished goods and used aircraft were as follows:

	12.31.2022	12.31.2021	12.31.2020
Beginning balance	(1.0)	(4.4)	(0.9)
Additions	(5.9)	(13.9)	(17.3)
Disposals	1.2	17.3	14.6
Assets held for sale	—	—	(0.8)

Ending balance	(5.7)	(1.0)	(4.4)

Schedule of Inventories Provision for Obsolescence

(iii)	Changes in the provision for obsolescence were as follows:

	12.31.2022	12.31.2021	12.31.2020
Beginning balance	(150.9)	(210.3)	(95.6)
Additions	(38.4)	(45.6)	(42.2)
Disposals	54.0	84.0	23.9
Reversals	8.6	17.3	1.7
Foreign exchange	0.6	1.6	(3.4)
Assets held for sale	—	2.1	(94.7)

Ending balance	(126.1)	(150.9)	(210.3)